Subsidiaries	12 Months Ended
Mar. 31, 2023
Subsidiaries
29. Subsidiaries
HDB Financial Services Limited (“HDBFSL”) is a non-deposit taking non-banking finance company and a subsidiary of the Bank. As of
March 31, 2023, HDFC Bank Ltd. and its subsidiaries effectively hold 95.4% (previous year 95.5%)
 equity interest.
 The financial statements of HDBFSL are consolidated.
HDFC Securities Ltd. (“HSL”) offers trading facilities in a range of equity, fixed income and derivative products to its clients. As of
March 31, 2023 the Bank
and its subsidiaries effectively hold
95.8% (previous year 96.2%) equity interest. The financial statements of HSL are consolidated.